Revenues from Contracts with Customers (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)
Revenues from Contracts with Customers
Revenue	$ 173,010	$ 158,861	$ 378,337	$ 324,758
Number of categories for allocation of revenue | item			2
Long-term fleet
Revenues from Contracts with Customers
Revenue	115,522	117,096	$ 233,681	227,325
Long-term fleet | Minimum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement			5 years
Spot fleet
Revenues from Contracts with Customers
Revenue	57,293	41,565	$ 144,256	97,041
Spot fleet | Maximum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement			5 years
Vessel management services
Revenues from Contracts with Customers
Revenue	$ 195	$ 200	$ 400	$ 392